Interest and similar expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deposits from credit institutions	R$ 8,905,425	R$ 9,828,381	R$ 6,736,736
Customer deposits	58,469,742	48,543,885	38,508,954
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	3,778,418	4,998,766	6,951,908
Debt Instruments Eligible to Compose Capital (note 19)	2,523,206	1,925,772	863,394
Pension Plans (note 21)	241,133	189,138	176,224
Other interest (1)	6,586,994	15,912,731	14,484,725
Total	R$ 80,504,918	R$ 81,398,673	R$ 67,721,941